LEGG MASON FUNDS TRUST

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INSTITUTIONAL TRUST

LEGG MASON PARTNERS MONEY MARKET TRUST

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED DECEMBER 29, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED IN SCHEDULE A

EFFECTIVE JANUARY 1, 2018, THE SECTION OF EACH FUND’S STATEMENT OF ADDITIONAL INFORMATION DISCUSSING THE FUND’S CUSTODIAN AND TRANSFER AGENT(S) IS SUPPLEMENTED WITH THE FOLLOWING:

The fund has entered into an agreement with The Bank of New York Mellon (“BNY Mellon”), 225 Liberty Street, New York, New York 10286, to serve as custodian of the fund. The fund’s current custodian, State Street Bank and Trust Company, will continue to provide custody services to the fund until the custody function is fully converted to BNY Mellon, which is scheduled to occur during a transition period throughout 2018.

Upon the conversion of custody services, BNY Mellon will serve as the custodian of the fund. BNY Mellon, among other things, maintains a custody account or accounts in the name of the fund, receives and delivers all assets for the fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the fund and makes disbursements on behalf of the fund. BNY Mellon neither determines the fund’s investment policies nor decides which securities the fund will buy or sell. For its services, BNY Mellon receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. The fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. BNY Mellon may also act as the fund’s securities lending agent and in that case would receive a share of the income generated by such activities.

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF JANUARY 1, 2018 AND APPLY ONLY TO THOSE FUNDS MARKED WITH AN ASTERISK (*) ON SCHEDULE A:

1.	The following footnote replaces, in its entirety, the current footnote relating to the potential imposition of a small account fee in each fund’s Summary Prospectus and Prospectus in the section titled “Fees and expenses of the fund — Shareholder fees”:

† If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Please contact your Service Agent for more information.

2.	The following footnote replaces, in its entirety, the current footnote to Class A2 shares in the table in each fund’s Prospectus in the section titled “Purchase and sale of fund shares”:

** Available to individual investors who hold their shares through a Service Agent that has entered into an agreement with LMIS specifically authorizing the sale of Class A2 shares (“A2 Accounts”).

3.	The first full paragraph in the section titled “Choosing a class of shares to buy” in each fund’s Prospectus is replaced in its entirety by the following:

Individual investors can generally invest in Class A, Class A2 and Class C shares. Class C shares are not available for purchase through accounts where LMIS is the broker-dealer of record (“LMIS Accounts”). Individual investors who hold their shares through a Service Agent that has entered into an agreement with LMIS specifically authorizing the sale of Class A2 shares (“A2 Accounts”) will not be permitted to acquire Class A shares of the fund through new purchases or incoming exchanges. Only A2 Accounts will be permitted to acquire Class A2 shares. Individual investors who invest directly with the fund and who meet the $1,000,000 minimum initial investment requirement may purchase Class I shares. Retirement Plans and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them.

4.	The comparable paragraph describing the share classes authorized to pay fees for recordkeeping services in the section titled “Choosing a class of shares to buy” in each fund’s Prospectus is replaced in its entirety by the following:

Each class of shares, except Class IS shares, is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

5.	The fourth bullet in the description of Class A2 shares under the column heading “Key features” in the table in each fund’s Prospectus in the section titled “Comparing the fund’s classes” is replaced in its entirety by the following:

•	Available only to A2 Accounts

6.	The description of Class A2 shares under the column heading “Exchange privilege” in the table in each fund’s Prospectus in the section titled “Comparing the fund’s classes” is replaced in its entirety by the following:

Class A2 shares of funds sold by the distributor, or if such fund does not offer Class A2, then for Class A shares

7.	The first sentence of the second full paragraph in the subsection titled “Class A2 shares — Retirement Plans” of the section of each fund’s Prospectus titled “Retirement and Institutional Investors — eligible investors” is replaced in its entirety by the following:

LMIS does not pay Service Agents selling Class A2 shares to Retirement Plans a commission on the purchase price of Class A2 shares sold by the Service Agents.

8.	The second full paragraph in the subsection titled “Generally” of the section of each fund’s Prospectus titled “Exchanging shares” is replaced in its entirety by the following:

Investors that hold Class A2 shares may exchange those shares for Class A2 shares of other funds, or if such fund does not offer Class A2, for Class A shares.

9.	The subsection titled “Small account fees/Mandatory redemptions” of the section of each fund’s Prospectus titled “Other things to know about transactions” is replaced in its entirety by the following:

Small account fees/Mandatory redemptions

Small accounts may be subject to a small account fee or to mandatory redemption, as described below. Please contact your Service Agent or the fund for information on the policy applicable to your account.

Small account fees

To offset the relatively higher impact on fund expenses of servicing smaller accounts, the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by your Service

Agent or by LMIS for LMIS Accounts on the next-to-last business day of the quarter (with an annual maximum of $15.00 per account) if the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in net asset value). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. If your Service Agent or LMIS assesses a small account fee, the small account fee will not be assessed on systematic investment plans (other than systematic investment plans added to previously existing accounts) until the end of the first quarter after the account has been established for 21 months. Payment of the small account fee through a redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) Retirement Plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth IRAs, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Legg Mason funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; and (iv) Class FI, Class R, Class I and Class IS shares.

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts of other Legg Mason funds in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

The small account fee is calculated on a fund-by-fund basis. If you have accounts in multiple funds, they will not be aggregated for the purpose of calculating the small account fee.

Some shareholders who hold accounts in Classes C and C1 of the same fund may have those accounts aggregated for the purposes of these calculations. Please contact the fund or your Service Agent for more information.

Small account balance liquidations

The fund reserves the right to ask you to bring your account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount.

Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

This policy does not apply to: (i) certain broker-controlled accounts established through the National Securities Clearing Corporation’s Networking system; (ii) qualified retirement plans (such as 401(k) plans, 403(b) plans, profit sharing plans and money purchase plans); (iii) accounts with an active systematic investment plan; (iv) accounts with an active systematic withdrawal plan; (v) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; and (vi) accounts identified to us by the applicable Service Agent as being fee-based accounts.

General

The fund may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, implement fees for other small accounts or change the amount of the fee for small direct accounts.

Subject to applicable law, the fund may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the fund or consult the SAI.

10.	The corresponding sentence in the section titled “Exchange Privilege” in each fund’s Statement of Additional Information is replaced in its entirety by the following:

Investors that hold Class A2 shares may exchange those shares for Class A2 shares of other funds or if such fund does not offer Class A2, for Class A shares.

11.	The following disclosure is added to the section titled “Purchase of Shares” in each fund’s Statement of Additional Information:

PFS Investments Inc. has entered into an agreement with LMIS specifically authorizing the sale of Class A2 shares.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)
LEGG MASON FUNDS TRUST
ClearBridge Real Estate Opportunities Fund	May 1, 2017

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
ClearBridge International Growth Fund	March 1, 2017
ClearBridge Small Cap Fund*	March 1, 2017
ClearBridge Value Trust	March 1, 2017
BrandywineGLOBAL — Global Unconstrained Bond Fund	March 1, 2017
BrandywineGLOBAL — Alternative Credit Fund	March 1, 2017
BrandywineGLOBAL — Diversified US Large Cap Value Fund*	February 1, 2017
BrandywineGLOBAL — Dynamic US Large Cap Value Fund	February 1, 2017
BrandywineGLOBAL — Global Flexible Income Fund*	May 1, 2017
BrandywineGLOBAL — Global High Yield Fund	March 1, 2017
BrandywineGLOBAL — Global Opportunities Bond Fund*	May 1, 2017
BrandywineGLOBAL — International Opportunities Bond Fund	May 1, 2017
Martin Currie Emerging Markets Fund*	February 1, 2017
Martin Currie International Unconstrained Equity Fund*	September 30, 2017
QS Global Market Neutral Fund*	February 1, 2017
QS International Equity Fund*	February 1, 2017
QS Strategic Real Return Fund*	February 1, 2017
QS U.S. Small Capitalization Equity Fund*	May 1, 2017
RARE Global Infrastructure Value Fund*	February 1, 2017

LEGG MASON PARTNERS EQUITY TRUST
ClearBridge Aggressive Growth Fund	December 27, 2017
ClearBridge All Cap Value Fund	February 1, 2017
ClearBridge Appreciation Fund	March 1, 2017
ClearBridge Dividend Strategy Fund	May 1, 2017
ClearBridge Energy MLP & Infrastructure Fund	March 1, 2017
ClearBridge Global Health Care Innovations Fund*	March 31, 2017
ClearBridge International Small Cap Fund*	February 1, 2017
ClearBridge International Value Fund	March 1, 2017
ClearBridge Large Cap Growth Fund	March 31, 2017
ClearBridge Large Cap Value Fund*	March 1, 2017

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)
ClearBridge Mid Cap Fund	March 1, 2017
ClearBridge Mid Cap Growth Fund*	March 1, 2017
ClearBridge Select Fund	March 1, 2017
ClearBridge Small Cap Growth Fund	March 1, 2017
ClearBridge Small Cap Value Fund	February 1, 2017
ClearBridge Sustainability Leaders Fund*	March 1, 2017
ClearBridge Tactical Dividend Income Fund*	March 1, 2017
EnTrustPermal Alternative Core Fund	May 1, 2017
QS Conservative Growth Fund	June 1, 2017
QS Defensive Growth Fund	June 1, 2017
QS Global Dividend Fund*	February 1, 2017
QS Global Equity Fund	March 1, 2017
QS Growth Fund	June 1, 2017
QS International Dividend Fund	February 1, 2017
QS Moderate Growth Fund	June 1, 2017
QS S&P 500 Index Fund	February 1, 2017
QS U.S. Large Cap Equity Fund	March 31, 2017

LEGG MASON PARTNERS INCOME TRUST
Western Asset Adjustable Rate Income Fund	September 30, 2017
Western Asset California Municipals Fund	June 30, 2017
Western Asset Corporate Bond Fund	May 1, 2017
Western Asset Emerging Markets Debt Fund*	June 30, 2017
Western Asset Global High Yield Bond Fund	May 1, 2017
Western Asset Global Strategic Income Fund	November 28, 2017
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2017
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2017
Western Asset Intermediate-Term Municipals Fund	August 1, 2017
Western Asset Managed Municipals Fund	June 30, 2017
Western Asset Massachusetts Municipals Fund	March 31, 2017
Western Asset Mortgage Backed Securities Fund	May 1, 2017
Western Asset Municipal High Income Fund	November 28, 2017
Western Asset New Jersey Municipals Fund	August 1, 2017
Western Asset New York Municipals Fund	August 1, 2017
Western Asset Oregon Municipals Fund	September 1, 2017
Western Asset Pennsylvania Municipals Fund	August 1, 2017
Western Asset Short Duration High Income Fund	November 28, 2017
Western Asset Short Duration Municipal Income Fund*	June 30, 2017
Western Asset Short-Term Bond Fund	May 1, 2017
Western Asset Short Term Yield Fund	November 28, 2017

LEGG MASON PARTNERS INSTITUTIONAL TRUST
Western Asset Institutional Government Reserves	December 27, 2017
Western Asset Institutional Liquid Reserves	December 27, 2017
Western Asset Institutional U.S. Treasury Obligations Money Market Fund	December 27, 2017
Western Asset Institutional U.S. Treasury Reserves	December 27, 2017
Western Asset Select Tax Free Reserves	December 27, 2017
Western Asset SMASh Series C Fund	June 30, 2017
Western Asset SMASh Series EC Fund	June 30, 2017
Western Asset SMASh Series M Fund	June 30, 2017
Western Asset SMASh Series TF Fund	June 30, 2017

Fund	Date of Summary Prospectus, Prospectus and Statement of Additional Information (as applicable)
LEGG MASON PARTNERS MONEY MARKET TRUST
Western Asset Government Reserves*	December 27, 2017
Western Asset New York Tax Free Money Market Fund	December 27, 2017
Western Asset Prime Obligations Money Market Fund	December 27, 2017
Western Asset Tax Free Reserves	December 27, 2017
Western Asset U.S. Treasury Reserves	December 27, 2017

LEGG MASON PARTNERS PREMIUM MONEY MARKET TRUST
Western Asset Premium Liquid Reserves	December 27, 2017
Western Asset Premium U.S. Treasury Reserves	December 27, 2017

WESTERN ASSET FUNDS, INC.
Western Asset Core Bond Fund	May 1, 2017
Western Asset Core Plus Bond Fund	May 1, 2017
Western Asset High Yield Fund*	September 30, 2017
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2017
Western Asset Intermediate Bond Fund	September 30, 2017
Western Asset Macro Opportunities Fund*	March 1, 2017
Western Asset Total Return Unconstrained Fund*	September 30, 2017

Please retain this supplement for future reference.

LMFX424159